Financial Risk Management - Summary of Sensitivity Analysis Change in Interest Rates (Details) - Interest Rate Risk - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Euro at 100 Basis Points
Disclosure of Financial Risk Management [Line Items]
Increase / (decrease) in basis points	100.00%	100.00%
Increase / (decrease) in profit before tax / Equity	€ (1,517)	€ (380)
Euro at (100) Basis Points
Disclosure of Financial Risk Management [Line Items]
Increase / (decrease) in basis points	(100.00%)	(100.00%)
Increase / (decrease) in profit before tax / Equity	€ 1,517	€ 380
U.S. Dollar at 100 Basis Points
Disclosure of Financial Risk Management [Line Items]
Increase / (decrease) in basis points	100.00%	100.00%
Increase / (decrease) in profit before tax / Equity	€ (2,867)	€ (150)
U.S. Dollar at (100) Basis Points
Disclosure of Financial Risk Management [Line Items]
Increase / (decrease) in basis points	(100.00%)	(100.00%)
Increase / (decrease) in profit before tax / Equity	€ 2,867	€ 150